Average Annual Total Returns - VIPHealthCarePortfolio-Service2PRO - VIPHealthCarePortfolio-Service2PRO - VIP Health Care Portfolio	Apr. 29, 2024
VIP Health Care Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	4.01%
Since Inception	7.95%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.08%	[1]
F1513
Average Annual Return:
Past 1 year	2.56%
Since Inception	10.12%	[1]

[1]	A From April 11, 2019 .